Related party transactions (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Transactions with Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2017 and the related balances at March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Operating revenues	¥45,703	¥53,590	¥69,134

Operating expenses	¥137,483	¥140,838	¥136,200

Receivables	¥32,859	¥34,247	¥31,653

Payables	¥112,309	¥119,562	¥149,862